Submission	Jun. 30, 2026
Submission [Line Items]
Central Index Key	0001104038
Registrant Name	VerifyMe, Inc.
Registration File Number	333-295079
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A